UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 22, 2010 to December 21, 2010

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
901 Main Avenue, 3rd Floor,
Norwalk, CT	06851
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________
Series 2009-1, Class A	|__|	|__|	|_X_|	___________
Series 2009-1, Class B	|__|	|__|	|_X_|	___________
Series 2009-1, Class C	|__|	|__|	|_X_|	___________
Series 2009-2, Class A	|__|	|__|	|_X_|	___________
Series 2009-2, Class B	|__|	|__|	|_X_|	___________
Series 2009-2, Class C	|__|	|__|	|_X_|	___________
Series 2009-3, Class A	|__|	|__|	|_X_|	___________
Series 2009-3, Class B	|__|	|__|	|_X_|	___________
Series 2009-3, Class C	|__|	|__|	|_X_|	___________
Series 2009-4, Class A	|__|	|__|	|_X_|	___________
Series 2009-4, Class B	|__|	|__|	|_X_|	___________
Series 2009-4, Class C	|__|	|__|	|_X_|	___________
Series 2010-1, Class A	|__|	|__|	|_X_|	___________
Series 2010-1, Class B	|__|	|__|	|_X_|	___________
Series 2010-1, Class C	|__|	|__|	|_X_|	___________
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2010-2, Class B	|__|	|__|	|_X_|	___________
Series 2010-2, Class C	|__|	|__|	|_X_|	___________
Series 2010-3, Class A	|__|	|__|	|_X_|	___________
Series 2010-3, Class B	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - Distribution Information.
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8 and 99.9.

PART II - Other Information

Item 8. Other Information.
This Form 10-D/A is being filed because the Form 10-D filed on February 1, 2011 mistakenly referenced January 18, 2010 rather than January 18, 2011 in its listing of Exhibits in Item 9 and in the date next to the signature block.
Item 9. Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for January 18, 2011 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for January 18, 2011 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for January 18, 2011 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for January 18, 2011 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-3, for January 18, 2011 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for January 18, 2011 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for January 18, 2011 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for January 18, 2011 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for January 18, 2011 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: January 18, 2011	By: /s/ Rajive Jayawardhane
Name: Rajive Jayawardhane
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for January 18, 2011 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for January 18, 2011 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for January 18, 2011 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for January 18, 2011 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-3, for January 18, 2011 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for January 18, 2011 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for January 18, 2011 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for January 18, 2011 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for January 18, 2011 Payment Date.